UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1. Report to Shareholders

Global Stock Fund	October 31, 2016

The views and opinions in this report were current as of October 31, 2016. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

Global stock indexes generated mixed returns in a volatile 12-month period. Investors, fearing a global slowdown last spring, flocked into defensive sectors where we had little exposure. During this period, the fund’s performance suffered compared with the benchmark. However, we took advantage of this broad market sell-off by purchasing discounted stocks with favorable industry profiles. Doing so helped us recover strongly in the second half, as the fund outperformed the benchmark when global equities rallied after fears of near-term fallout from the UK’s late-June decision to leave the European Union (EU) faded and global central banks maintained accommodative monetary policies.

Your fund returned 5.55% for the 12-month reporting period ended October 31, 2016. (Results for the Advisor Class shares were slightly lower, reflecting a higher expense ratio.) The fund handily outperformed both the MSCI All Country World Index benchmark and the Lipper Global Multi-Cap Growth Funds Average. Strong stock selection accounted for the bulk of our outperformance versus the benchmark for the 12-month period. The fund’s longer-term relative performance was also strong. Based on cumulative total return, Lipper ranked the Global Stock Fund 12 of 228, 6 of 194, 7 of 167, and 1 of 15 in the global multi-cap growth funds universe for the one-, three-, and five-year and since-inception periods ended October 31, 2016, respectively. (The Lipper since-inception ranking was calculated from October 31, 1995, through October 31, 2016. Results will vary for other periods. Past performance cannot guarantee future results.)

Our picks within and overweight to the information technology sector as well as stock selection in consumer discretionary and consumer staples drove our relative outperformance. Regionally, stock selection in developed Europe, emerging markets, and Japan contributed to relative returns.

MARKET REVIEW

Stocks recovered during several turbulent cycles of the 12-month reporting period as various political and economic shocks impacted global equity markets. Investor enthusiasm was dampened early in the year amid concerns about China’s economic slowdown and the commodities sell-off. A rally in March helped to erase many of the losses from the beginning of the year and blunted concerns about a pending global recession.

At the end of June, European markets tumbled in the immediate aftermath of the UK’s surprising decision to leave the EU. Although global stocks rebounded quickly, Brexit’s longer-term impact remains uncertain. The UK financial and property sectors were early casualties of the unexpected outcome of the referendum, but the decline in the pound sterling has benefited UK multinationals.

Emerging markets outperformed developed markets in the fund’s fiscal year 2016, but performance varied significantly within emerging markets. The strength in the emerging market sector was in large part due to the global environment of low interest rates and strong capital inflows.

U.S. economic expansion remained steady but subdued. Employment trends have remained favorable, and wages are rising modestly, but consumer demand has remained surprisingly soft. By the end of the period, developed Asia’s market outperformance was led by Japan, which benefited from expanded government stimulus efforts.

PORTFOLIO REVIEW AND STRATEGY

Our strategy is to buy quality companies where we have an insight about improving economic returns in the future and a respect for valuation. We like to keep the portfolio at around 65 to 75 stocks that represent our best ideas and strongest convictions. Holdings include mid- and smaller-cap growth stocks as well as large-cap companies with good long-term potential. We travel around the world to get local perspectives on companies and select those that, in our belief, are on the right side of change and therefore offer a compelling investment opportunity.

This year’s periods of volatility provided great investment opportunities for the portfolio. The Brexit vote and the ensuing turbulence proved to be a pivotal moment for the fund. The portfolio underperformed in the first half of 2016, but amid the uncertainty in the immediate runup to and the aftermath from the Brexit vote, our stock selection was positive, especially in information technology and consumer discretionary, and dramatically turned performance around. The strength of our post-Brexit stock selection accounted for the fund ending up in overall positive territory by the end of the reporting period.

Our portfolio construction is driven from the bottom up, and we trimmed and eliminated some of our winners that no longer fit into our long-term growth strategy. Our geographic diversification remained largely unchanged during the period, with assets in North America accounting for more than half of the fund’s net assets. We reduced our weighting in the UK and opportunistically added to Japan to take advantage of sharp sell-offs.

We shifted some of our sector weights to better reflect a trend of rapid disruption in certain areas of the market that has led to a more dramatic demarcation of winners and losers. We significantly increased the fund’s allocation to information technology, which became our largest absolute and relative weight in the portfolio. We reduced our exposure to health care as there has been less innovation and fewer medical breakthroughs thus far in 2016 compared with the past few years. We were also cautious about the uncertainty of possible new drug pricing policies following the U.S. elections. We reduced our exposure to financials amid the backdrop of ultralow global interest rates. The fund is underweight energy and utilities. We believe that the prospects for an increase in oil prices are dim in the near term. In the energy sector, our focus is on low-cost producers that have sufficiently strong balance sheets to endure a period of low profitability. We believe that utilities offer few opportunities for strong growth.

The portfolio has notable exposure to Internet-based retail, media delivery, and advertising companies. We see long-term growth in companies that are focused on cloud software applications, mobile connectivity, and consumer and enterprise technology products. In addition, we believe that many of these companies have the best ability to prosper in an environment of business disruption. Amazon.com, Apple, Alibaba Group Holding, Priceline, Netflix, Tencent Holdings, and Ctrip.com International are among the companies held in this fund that represent our best ideas in this area. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

Amazon.com sold off sharply in the beginning of the year during a general downturn for equities. We bought more on weakness, and the fund was rewarded when Amazon rebounded and continued its generally upward trajectory through the end of the period. We believe it has compelling long-term growth potential, fueled by the dominant position of its cloud computing Amazon Web Services business, which reported margin growth during the period. The company’s revenue from its Prime services accelerated in 2016 in both international and U.S. markets.

China’s largest online travel agency Ctrip.com was another strong performer for the year, though it pulled back toward the end of the period. The company is gaining market share of China’s travel market and now effectively controls around 85% of the industry. We believe that it will continue to benefit from gaining bargaining power over travel suppliers and achieve margin improvement as the number of competitors dwindles.

Internet-based travel agency Priceline was a notable contributor. Its management team, strong balance sheet, and robust business model are all reasons why we believe that growth will remain strong. Its shares spiked after solid second-quarter earnings and better-than-expected bookings and international operations revenue.

Toward the end of the 12-month period, we initiated a position in Apple. While we do not expect the company to grow exponentially, as had been the case in the past, we do expect healthy growth. The stock’s valuation declined, which made the risk/reward trade-off more compelling. We also initiated a position in Chinese e-commerce company Alibaba Group Holding. We owned Alibaba in the past, but we now believe that the firm has become aggressive in fighting competitors and has a long runway for growth.

The portfolio also has notable exposure to residential and commercial construction, as we expect strengthening in the housing and construction market. Some of our best ideas within this theme include Allegion, Home Depot, and James Hardie Industries.

Allegion, a leading provider of security products and solutions, contributed to the fund as it benefited from strong organic revenue growth, aided by improvement in the nonresidential construction markets. Overall, we believe Allegion is a high-quality company that has a strong exposure to the improving U.S. economy.

While James Hardie Industries detracted a bit from the fund’s performance, the manufacturer of fiber-cement siding for residential construction derives the bulk of its earnings from U.S. businesses that are well-positioned to benefit from the continued recovery. We believe that the company is poised to gain market share and implement price increases.

Though we trimmed our exposure to the financials sector, it retains a notable presence in our portfolio. We jettisoned what we believe to be some of the lesser-quality names—State Street and Royal Bank of Scotland, for example. We continue to own TD Ameritrade Holding, Morgan Stanley, JPMorgan Chase, and CME Group. We believe these firms are higher quality and will benefit from rising interest rates, reduced exposure to regulatory pressures, and stronger technology-driven competitive advantages versus many of their peers.

We have strong conviction in online broker TD Ameritrade. Its shares moved higher in the third quarter of 2016 following the company’s release of better-than-expected earnings. We believe its attractive operating margins, capital-light business model, and strong organic growth will allow much of its earnings to be returned to shareholders. Global investment bank Morgan Stanley is poised to benefit once U.S. interest rates begin to rise.

In the first half of the period, we eliminated our position in the professional networking site LinkedIn, which weighted heavily on performance. The stock was a notable detractor in the portfolio’s underperformance. We lost our conviction in the professional network after it reported dramatically weaker first-quarter and fiscal year 2016 guidance amid a deceleration of revenue growth, lower advertising, and concerns over the number of page views. It was on that news that the stock dipped to near-three-year lows and we lost our conviction that LinkedIn would monetize its base operations as strongly as we earlier thought.

INVESTMENT OUTLOOK

We believe that there is growing pressure for the U.S. Federal Reserve to raise interest rates before the end of 2016, which will continue the slow process of returning to a more normal interest rate environment with fewer market distortions. The election of Donald Trump is likely to usher in meaningful economic policy shifts as we move through 2017. Specifics are unclear at this stage, but the course of fiscal, tax, regulatory, and trade policy all appear to be in motion and will undoubtedly impact the U.S. and global markets. We will be monitoring policy developments closely as we assess their potential impact on economic growth and interest rates in the context of current and prospective investment opportunities.

Although Brexit has complicated the outlook for the region, we believe Europe will continue to benefit from monetary stimulus and low commodity prices. Fears of a recession in the UK have subsided, but uncertainty remains.

Our outlook is tempered by China’s continued reliance on government spending to prop up growth and its rapid pileup of debt. China’s total debt exceeds 250% of its GDP by some estimates, which has led the International Monetary Fund and others to warn of an impending financial crisis if China fails to tackle its debt problem. We believe that China’s policymakers are aware of the risks of too much debt and will steer the economy to avoid a full-blown crisis. Over the long term, deleveraging China’s banking system and overhauling the economy will be a long and slow process. We should gain more insight in the direction of reform policy in late 2017, when China holds its twice-a-decade party congress and five of the seven members of the country’s top leadership committee are due to retire.

While Latin America’s tough times are expected to continue, particularly in Brazil, we are looking for stocks in the region that have been discounted too heavily.

We expect stock prices in Japan to remain relatively high. We continue to opportunistically invest in select high-quality Japanese companies where short-term headwinds have negatively affected stock prices.

As we move through the final quarter of 2016, we are somewhat cautious given the strong rebound in equity returns that we’ve seen since early February. However, given our robust global research platform and collective investment experience, we are confident in our ability to find stocks with improving and durable growth characteristics that will allow them to deliver superior long-term returns before their potential becomes obvious to other investors.

Respectfully submitted,

David J. Eiswert
Chairman of the fund’s Investment Advisory Committee

November 16, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Lipper averages: The average of available mutual fund performance returns in categories defined by Lipper Inc.

MSCI All Country World Index: A capitalization-weighted index of stocks from developed and emerging markets worldwide.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

## Portfolio Highlights

### TWENTY-FIVE LARGEST HOLDINGS

| | Percent of Net Assets 10/31/16 |
|---|---|
| NXP Semiconductors, Netherlands | 3.0% |
| Apple, United States | 2.8 |
| Coach, United States | 2.8 |
| Amazon.com, United States | 2.5 |
| Juniper Networks, United States | 2.5 |
| Morgan Stanley, United States | 2.4 |
| Liberty Global, United Kingdom | 2.1 |
| Alphabet, United States | 2.0 |
| Priceline, United States | 2.0 |
| MasterCard, United States | 2.0 |
| Calbee, Japan | 1.9 |
| Total, France | 1.8 |
| TD Ameritrade Holding, United States | 1.8 |
| Alibaba Group Holding, China | 1.8 |
| CME Group, United States | 1.8 |
| salesforce.com, United States | 1.8 |
| ASML Holding, Netherlands | 1.7 |
| JPMorgan Chase, United States | 1.6 |
| NextEra Energy, United States | 1.6 |
| Samsung Electronics, South Korea | 1.6 |
| PayPal Holdings, United States | 1.6 |
| Danaher, United States | 1.6 |
| Charter Communications, United States | 1.6 |
| Diageo, United Kingdom | 1.5 |
| Facebook, United States | 1.5 |
| Total | 49.3% |

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

## Investor Class

| | Year Ended 10/31/16 | 10/31/15 | 10/31/14 | 10/31/13 | 10/31/12 |
|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | |
| Beginning of period | $ 27.26 | $ 25.84 | $ 22.83 | $ 17.33 | $ 16.99 |
| Investment activities | | | | | |
| Net investment income(1) | 0.15 | 0.09 | 0.08 | 0.08 | 0.11 |
| Net realized and unrealized gain / loss | 1.36 | 1.51 | 3.00 | 5.59 | 0.35 |
| Total from investment activities | 1.51 | 1.60 | 3.08 | 5.67 | 0.46 |
| Distributions | | | | | |
| Net investment income | (0.09) | (0.07) | (0.05) | (0.14) | (0.12) |
| Net realized gain | – | (0.11) | (0.02) | (0.03) | – |
| Total distributions | (0.09) | (0.18) | (0.07) | (0.17) | (0.12) |
| **NET ASSET VALUE** | | | | | |
| **End of period** | **$ 28.68** | **$ 27.26** | **$ 25.84** | **$ 22.83** | **$ 17.33** |

**Ratios/Supplemental Data**

| | Year Ended 10/31/16 | 10/31/15 | 10/31/14 | 10/31/13 | 10/31/12 |
|---|---|---|---|---|---|
| **Total return(2)** | **5.55%** | **6.27%** | **13.52%** | **32.96%** | **2.79%** |
| Ratio of total expenses to average net assets | 0.89% | 0.89% | 0.89% | 0.91% | 0.88% |
| Ratio of net investment income to average net assets | 0.56% | 0.33% | 0.32% | 0.38% | 0.64% |
| Portfolio turnover rate | 134.6% | 136.5% | 137.5% | 156.4% | 84.2% |
| Net assets, end of period (in thousands) | $ 545,479 | $ 517,763 | $ 486,426 | $ 505,621 | $ 472,069 |

(1) Per share amounts calculated using average shares outstanding method.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

| | Shares | $ Value |
|---|---|---|
| **AUSTRALIA 0.9%** | | |
| **Common Stocks 0.9%** | | |
| James Hardie Industries, GDR | 320,647 | 4,788 |
| Total Australia (Cost $3,972) | | 4,788 |
| **BRAZIL 0.3%** | | |
| **Common Stocks 0.3%** | | |
| Lojas Renner | 231,800 | 1,960 |
| Total Brazil (Cost $1,965) | | 1,960 |
| **CANADA 0.8%** | | |
| **Common Stocks 0.8%** | | |
| Peyto Exploration & Development (1) | 163,200 | 4,193 |
| Total Canada (Cost $4,453) | | 4,193 |
| **CHINA 4.7%** | | |
| **Common Stocks 4.6%** | | |
| 58.com, ADR (USD) (1)(2) | 83,563 | 3,497 |
| Alibaba Group Holding, ADR (USD) (2) | 96,787 | 9,842 |
| Baidu, ADR (USD) (2) | 30,600 | 5,412 |
| Tencent Holdings (HKD) | 247,400 | 6,565 |
| | | 25,316 |
| **Convertible Preferred Stocks 0.1%** | | |
| Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15 Cost $552 (USD) (2)(3)(4) | 20,122 | 769 |
| | | 769 |
| Total China (Cost $24,164) | | 26,085 |

## UNITED ARAB EMIRATES 1.0%

**Common Stocks 1.0%**

| | | |
|---|---|---|
| DP World (USD) | 318,725 | 5,721 |
| Total United Arab Emirates (Cost $5,338) | | 5,721 |

## UNITED KINGDOM 6.7%

**Common Stocks 6.7%**

| | | |
|---|---|---|
| Diageo | 319,704 | 8,529 |
| Liberty Global, Series C (USD) (2) | 359,100 | 11,419 |
| Petra Diamonds (2) | 1,872,222 | 3,481 |
| Reckitt Benckiser | 63,386 | 5,674 |
| Rotork | 123,683 | 309 |
| Shire | 135,828 | 7,731 |
| Total United Kingdom (Cost $38,025) | | 37,143 |

## UNITED STATES 55.4%

**Common Stocks 55.3%**

| | | |
|---|---|---|
| Allegion | 132,253 | 8,443 |
| Alphabet, Class A (2) | 13,700 | 11,096 |
| Amazon.com (2) | 17,660 | 13,948 |
| Apple | 134,474 | 15,268 |
| Bluebird Bio (1)(2) | 65,100 | 3,109 |
| Charter Communications, Class A (2) | 35,150 | 8,784 |
| Chipotle Mexican Grill (1)(2) | 16,811 | 6,065 |
| CME Group | 98,019 | 9,812 |
| Coach | 421,665 | 15,134 |
| Cognex | 103,554 | 5,343 |
| Danaher | 112,930 | 8,871 |
| Dick's Sporting Goods | 146,100 | 8,130 |
| EOG Resources | 58,700 | 5,308 |
| Facebook (2) | 65,000 | 8,514 |

## SHORT-TERM INVESTMENTS 1.5%

**Money Market Funds 1.5%**

| | | |
|---|---|---|
| T. Rowe Price Government Reserve Fund, 0.34% (5)(6) | 8,141,571 | 8,142 |
| Total Short-Term Investments (Cost $8,142) | | 8,142 |

## SECURITIES LENDING COLLATERAL 1.4%

**Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 1.4%**

**Short-Term Funds 1.4%**

| | | |
|---|---|---|
| T. Rowe Price Short-Term Fund, 0.48% (5)(6) | 777,132 | 7,771 |
| Total Investments through Securities Lending Program with JPMorgan Chase Bank | | 7,771 |
| Total Securities Lending Collateral (Cost $7,771) | | 7,771 |
| **Total Investments in Securities 101.4% of Net Assets (Cost $535,590)** | | **$ 558,146** |

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.

(1) All or a portion of this security is on loan at October 31, 2016 -- total value of such securities at period-end amounts to $7,408. See Note 3.

(2) Non-income producing

(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,440 and represents 0.4% of net assets.

(4) Level 3 in fair value hierarchy. See Note 2.

(5) Seven-day yield

(6) Affiliated Company

ADR American Depository Receipts

GDR Global Depository Receipts

HKD Hong Kong Dollar

USD U.S. Dollar

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

## Statement of Operations

($000s)

| | | Year Ended 10/31/16 |
|---|---|---|
| **Investment Income (Loss)** | | |
| Income | | |
| Dividend (net of foreign taxes of $415) | | $ 7,355 |
| Securities lending | | 182 |
| Total income | | 7,537 |
| Expenses | | |
| Investment management | | 3,331 |
| Shareholder servicing | | |
| Investor Class | $ 844 | |
| Advisor Class | 10 | 854 |
| Rule 12b-1 fees | | |
| Advisor Class | | 13 |
| Prospectus and shareholder reports | | |
| Investor Class | | 40 |
| Custody and accounting | | 207 |
| Registration | | 54 |
| Legal and audit | | 68 |
| Directors | | 2 |
| Miscellaneous | | 41 |
| Total expenses | | 4,610 |
| Net investment income | | 2,927 |
| **Realized and Unrealized Gain / Loss** | | |
| Net realized gain (loss) | | |
| Securities | | 25,956 |
| Foreign currency transactions | | (144) |
| Net realized gain | | 25,812 |
| Change in net unrealized gain / loss | | |
| Securities | | (578) |
| Other assets and liabilities denominated in foreign currencies | | 10 |
| Change in net unrealized gain / loss | | (568) |
| Net realized and unrealized gain / loss | | 25,244 |
| **INCREASE IN NET ASSETS FROM OPERATIONS** | | $ 28,171 |

The accompanying notes are an integral part of these financial statements.

## Statement of Changes in Net Assets

($000s)

| | Year Ended 10/31/16 | 10/31/15 |
|---|---|---|
| **Increase (Decrease) in Net Assets** | | |
| Operations | | |
| Net investment income | $ 2,927 | $ 1,677 |
| Net realized gain | 25,812 | 35,368 |
| Change in net unrealized gain / loss | (568) | (6,955) |
| Increase in net assets from operations | 28,171 | 30,090 |
| | | |
| Distributions to shareholders | | |
| Net investment income | | |
| Investor Class | (1,715) | (1,312) |
| Advisor Class | (10) | (4) |
| Net realized gain | | |
| Investor Class | – | (2,062) |
| Advisor Class | – | (6) |
| Decrease in net assets from distributions | (1,725) | (3,384) |
| | | |
| Capital share transactions* | | |
| Shares sold | | |
| Investor Class | 64,785 | 63,037 |
| Advisor Class | 4,270 | 1,580 |
| Distributions reinvested | | |
| Investor Class | 1,638 | 3,231 |
| Advisor Class | 10 | 10 |
| Shares redeemed | | |
| Investor Class | (64,680) | (61,600) |
| Advisor Class | (2,727) | (378) |
| Redemption fees received | 29 | 30 |
| Increase in net assets from capital share transactions | 3,325 | 5,910 |
| | | |
| **Net Assets** | | |
| Increase during period | 29,771 | 32,616 |
| Beginning of period | 520,534 | 487,918 |
| **End of period** | **$ 550,305** | **$ 520,534** |
| | | |
| Undistributed net investment income | 2,240 | 1,182 |

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S. The fund has two classes of shares: the Global Stock Fund (Investor Class) and the Global Stock Fund–Advisor Class (Advisor Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan; the Investor Class does not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Income distributions are declared and paid by each class quarterly. Distributions to shareholders are recorded on the ex-dividend date. Capital gain distributions are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

Rebates Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $2,000 for the year ended October 31, 2016.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2016:

There were no material transfers between Levels 1 and 2 during the year ended October 31, 2016.

Following is a reconciliation of the fund’s Level 3 holdings for the year ended October 31, 2016. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2016, totaled $(208,000) for the year ended October 31, 2016.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 12% of the fund’s net assets were invested in emerging markets. Emerging markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2016, the value of loaned securities was $7,408,000; the value of cash collateral and related investments was $7,771,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $696,831,000 and $698,666,000, respectively, for the year ended October 31, 2016.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications between income and gain relate primarily to the character of net currency losses. For the year ended October 31, 2016, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2016 and October 31, 2015, totaled $1,725,000 and $3,384,000, respectively, and were characterized as ordinary income for tax purposes. At October 31, 2016, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Because the fund is required to use capital loss carryforwards that do not expire before those with expiration dates, all or a portion of its capital loss carryforwards subject to expiration could ultimately go unused. During the year ended October 31, 2016, the fund utilized $27,177,000 of capital loss carryforwards. The fund’s available capital loss carryforwards as of October 31, 2016, all expire in fiscal 2017.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2016, the fund had no deferred tax liability attributable to foreign securities and $27,907,000 of foreign capital loss carryforwards, including $22,990,000 that expire in 2017, $1,640,000 that expire in 2019, $821,000 that expire in 2020, $8,000 that expire in 2021, $2,156,000 that expire in 2022, and $292,000 that expire in 2024.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.270% for assets in excess of $500 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2016, the effective annual group fee rate was 0.29%.

The Advisor Class is subject to a contractual expense limitation through February 28, 2018. During the limitation period, Price Associates is required to waive its management fee or pay any expenses, excluding interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement, that would otherwise cause the class’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.15%. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s expense ratio to exceed its expense limitation in effect at the time of the waiver. However, no repayment will be made more than three years after the date of a payment or waiver or, in any case, later than February 28, 2018. Pursuant to this agreement less than $1,000 of expenses were waived/paid Price Associates during the year ended October 31, 2016 and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $4,000 remain subject to repayment by the fund at October 31, 2016.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2016, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $401,000 for T. Rowe Price Services, Inc.; and $113,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2016, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of October 31, 2016.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Stock Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the T. Rowe Price Global Stock Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2016 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2016

Tax Information (Unaudited) for the Tax Year Ended 10/31/16

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $2,783,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $2,783,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D.,	President and Trustee, Salk Institute for Biological Studies (2009 to
Ph.D.	present); Director, BioMed Realty Trust (2013 to 2016); Chairman
(1944)	of the Board, Mesa Biotech, a molecular diagnostic company
2009	(March 2016 to present); Director, Radiology Partners, an integrated
[186]	radiology practice management company (June 2016 to present);
Director, Novartis, Inc. (2009 to 2014); Director, IBM (2007 to
present)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1991	present); Director and Advisory Board Member, Deutsche Bank
[186]	North America (2004 to present); Director, Under Armour (2008 to present); Director, Vornado Real Estate Investment Trust (2004
to 2012)

Bruce W. Duncan	Chief Executive Officer and Director (2009 to present), Chairman
(1951)	of the Board (January 2016 to present), and President (2009
2013	to September 2016), First Industrial Realty Trust, an owner and
[186]	operator of industrial properties; Chairman of the Board (2005 to
May 2016) and Director (1999 to May 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Director, Boston Properties
(May 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2012	Americans (1997 to present)
[186]

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present)
(1956)
2013
[186]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2012	a nonprofit education and social policy research organization (2011
[186]	to present); Member of National Academy of Education (2010 to present); Research Associate of Labor Program (2011 to present)
and Board Member (2015 to present), National Bureau of Economic
Research (2011 to present); Chair of Committee on the Status of
Minority Groups in the Economic Profession (2012 to present) and
Vice President (2015 to present), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder, Partner, and
2001	Cochairman of the Investment Committee, Blackstone Real Estate
[186]	Advisors, L.P. (1992 to 2015); Director, General Growth Properties,
Inc. (2010 to 2013); Director, Blackstone Mortgage Trust, a real estate financial company (2012 to 2016); Director and Chairman of the Board, Brixmor Property Group, Inc. (2013 to present); Director,
Hilton Worldwide (2013 to present); Director, Hudson Pacific
Properties (2014 to 2016)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2009
[186]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[186]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
Director, and President, T. Rowe Price International and T. Rowe
Price Trust Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[131]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Jason R. Adams (1979)	Vice President T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Research Analyst, Caxton
Associates (to 2015)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Company’s Representative and Vice President,
President	Price Hong Kong; Vice President, Price
Singapore; Director and Vice President, T. Rowe
Price International; Vice President, T. Rowe
Price Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Paulina Amieva (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Malik S. Asif (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The University of Chicago Booth School of
Business (to 2012)

Harishankar Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Steven E. Boothe, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Director,
EMEA Macroeconomic Research and Strategy
(to 2012)

Tala Boulos (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Vice
President, CEEMEA Corporate Credit Research,
Deutsche Bank (to 2013)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President and Secretary	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Andrew Chang (1983)	Vice President, T. Rowe Price Group, Inc.
Vice President

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe Price,
Executive Vice President	T. Rowe Price Group, Inc., and T. Rowe Price
International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Michael F. Connelly, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Ryan W. Ferro (1985)	Vice President, T. Rowe Price; formerly, student,
Vice President	Tucker School of Business at Dartmouth (to
2014); Director, Corporate Development,
ModusLink Global Solutions, Inc. (to 2012)

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Quentin S. Fitzsimmons (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Portfolio
Manager, Royal Bank of Scotland Group (to
2015); Executive Director, Threadneedle
Investment, Ltd. (to 2012)

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Justin T. Gerbereux, CFA (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Joel Grant (1978)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, Analyst, Fidelity
International (to 2014)

Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Amanda B. Hall, CFA (1985)	Vice President, T. Rowe Price International;
Vice President	formerly, student, Stanford Graduate School
of Business (to 2014); Investment Analyst, Bill
Gates Investments (to 2012)

Richard L. Hall (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Financial Attaché, U.S.
Department of Treasury, International Affairs
Division (to 2012)

Nabil Hanano, CFA (1984)	Employee, T. Rowe Price; formerly, Senior
Vice President	Equity Research Associate, Raymond James
(to 2012)

Steven C. Huber, CFA, FSA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International; formerly,
Director/Head of UK and Euro Fixed Income,
AllianceBernstein (to 2013)

Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Equity Sales, JP Morgan Chase Securities Ltd.
(to 2012)

Michael Jacobs (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Vice President, JP Morgan Asset Management
(to 2013)

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Nina P. Jones, CPA (1980)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jai Kapadia (1982)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Shengrong Lau (1982)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, student, The
Wharton School, University of Pennsylvania
(to 2012)

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jacqueline Liu (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Investment Analyst,
Fidelity International Hong Kong Limited
(to 2014)

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Oxana Lyalina (1987)	Employee, T. Rowe Price; formerly, Senior
Vice President	Analyst, Goldman Sachs International (to 2013)

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, Financial Analyst,
Geosphere Capital Management, Singapore
(to 2012)

Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Tobias F. Mueller (1980)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jared T. Murphy (1986)	Employee, T. Rowe Price; formerly, student,
Vice President	Stanford Graduate School of Business (to
2015); Associate, ShawSpring Partners
(to 2013)

Joshua Nelson (1977)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Michael Niedzielski (1979)	Vice President T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Manager
and Analyst, Fidelity Investments, Boston and
London Offices (to 2015)

Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company;
Chief Legal Officer, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oluwaseun A. Oyegunle, CFA (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The Wharton School, University of Pennsylvania
(to 2013); Summer Investment Analyst, T. Rowe
Price International (2012); Analyst, Asset &
Resource Management Limited (to 2012)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Vivek Rajeswaran (1985)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, student, Columbia
Business School (to 2012)

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Melanie A. Rizzo (1982)	Employee, T. Rowe Price
Vice President

David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Mariel Santiago (1981)	Vice President, T. Rowe Price; formerly, Equity
Vice President	Research Analyst, HSBC Securities, Inc.
(to 2014)

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Jeneiv Shah, CFA (1980)	Vice President, T. Rowe Price International
Vice President

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Gabriel Solomon (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Kes Visuvalingam, CFA (1968)	Director, Responsible Officer, and Vice
Vice President	President, Price Hong Kong; Director, Chief
Executive Officer, and Vice President, Price
Singapore; and Vice President, T. Rowe Price
Group, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Dai Wang (1989)	Employee, T. Rowe Price; formerly, student
Vice President	Harvard Business School (to 2014); Analyst,
Goldman Sachs (to 2012)

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Benjamin T. Yeagle (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ernest C. Yeung, CFA (1979)	Director, Responsible Officer, and Vice
Executive Vice President	President, Price Hong Kong; Vice President,
T. Rowe Price Group, Inc.

Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,890,000 and $2,366,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 15, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date December 15, 2016